As filed with the Securities and Exchange Commission on November 26, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22570

Brookfield Global Listed Infrastructure Income Fund Inc.
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Kim G. Redding, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)

800-497-3746
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Schedule of Investments (Unaudited)
September 30, 2012
	Shares	Value
COMMON STOCKS - 116.7%
AUSTRALIA - 15.3%
Airports - 5.2%
Sydney Airport 1,2
(Cost $4,393,805)	2,608,200	$8,536,755
Oil & Gas Storage & Transportation - 3.3%
APA Group 1,2
(Cost $4,817,301)	1,121,000	5,499,296
Transmission & Distribution - 6.8%
Spark Infrastructure Group 1,2
(Cost $9,042,120)	6,641,100	11,204,924
Total AUSTRALIA
(Cost $18,253,226)		25,240,975
BRAZIL - 8.9%
Infrastructure - Diversified - 1.3%
AES Tiete SA 1
(Cost $2,506,054)	187,000	2,067,170
Transmission & Distribution - 7.6%
Tractebel Energia SA 1	117,400	1,850,255
Transmissora Alianca de Energia Eletrica SA 1	302,800	10,724,400
Total Transmission & Distribution
(Cost $12,196,636)		12,574,655
Total BRAZIL
(Cost $14,702,690)		14,641,825
CANADA - 16.3%
Oil & Gas Storage & Transportation - 16.3%
Enbridge, Inc. 1,2	88,706	3,462,195
Gibson Energy, Inc. 1	302,500	7,086,334
Keyera Corp. 1,2	87,700	4,249,851
Pembina Pipeline Corp. 1,2	142,600	4,003,418
TransCanada Corp. 1,2	93,250	4,242,875
Veresen, Inc. 1	298,400	3,912,497
Total Oil & Gas Storage & Transportation
(Cost $25,154,474)		26,957,170
Total CANADA
(Cost $25,154,474)		26,957,170
FRANCE - 5.3%
Infrastructure - Diversified - 5.3%
GDF Suez 1,2
(Cost $9,411,120)	397,000	8,849,937
Total FRANCE
(Cost $9,411,120)		8,849,937
HONG KONG - 7.5%
Ports - 7.5%
Hutchison Port Holdings Trust 1
(Cost $11,410,119)	17,281,100	12,482,380
Total HONG KONG
(Cost $11,410,119)		12,482,380

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Schedule of Investments (Unaudited)
September 30, 2012
	Shares	Value
COMMON STOCKS (continued)
ITALY - 6.0%
Oil & Gas Storage & Transportation - 3.4%
Snam Rete Gas SpA 1,2
(Cost $5,816,298)	1,262,800	$5,601,475
Toll Roads - 1.3%
Atlantia SpA 1
(Cost $2,203,256)	135,975	2,115,067
Transmission & Distribution - 1.3%
Terna Rete Elettrica Nazionale SpA 1
(Cost $2,160,967)	582,900	2,173,546
Total ITALY
(Cost $10,180,521)		9,890,088
PORTUGAL - 2.6%
Transmission & Distribution - 2.6%
REN - Redes Energeticas Nacionais SA 1
(Cost $4,894,570)	1,695,281	4,378,994
Total PORTUGAL
(Cost $4,894,570)		4,378,994
SPAIN - 7.6%
Oil & Gas Storage & Transportation - 2.8%
Enagas SA 1,2
(Cost $4,725,023)	234,905	4,632,379
Toll Roads - 1.2%
Abertis Infraestructuras SA 1
(Cost $2,199,848)	134,190	1,977,724
Transmission & Distribution - 3.6%
Red Electrica Corp. SA 1,2
(Cost $5,750,055)	126,800	6,009,854
Total SPAIN
(Cost $12,674,926)		12,619,957
UNITED KINGDOM - 6.6%
Transmission & Distribution - 5.2%
National Grid PLC 1,2
(Cost $8,262,374)	155,000	8,580,800
Water - 1.4%
United Utilities Group PLC 1,2
(Cost $1,984,004)	203,850	2,356,740
Total UNITED KINGDOM
(Cost $10,246,378)		10,937,540
UNITED STATES - 40.6%
Infrastructure - Communications - 3.0%
American Tower Corp.
(Cost $4,326,122)	68,300	4,875,937
Infrastructure - Diversified - 5.7%
CenterPoint Energy, Inc. 2	199,900	4,257,870
Hi-Crush Partners L.P.	238,400	5,242,416
Total Infrastructure - Diversified
(Cost $7,993,598)		9,500,286

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Schedule of Investments (Unaudited)
September 30, 2012
			Shares	Value
COMMON STOCKS (continued)
Oil & Gas Storage & Transportation - 31.9%
Boardwalk Pipeline Partners L.P.			189,300	$5,281,470
Enbridge Energy Management LLC			102,100	3,232,486
Enbridge Energy Partners L.P. 2			208,400	6,135,296
Energy Transfer Equity L.P.			49,500	2,237,400
Enterprise Products Partners L.P.			39,200	2,101,120
EQT Midstream Partners L.P.			86,500	2,491,200
Exterran Partners L.P.			322,300	6,948,788
Inergy L.P. 2			185,100	3,522,453
Kinder Morgan Management LLC 2			128,531	9,819,778
PAA Natural Gas Storage L.P. 2			174,300	3,468,570
Suburban Propane Partners L.P.			19,992	826,904
Summit Midstream Partners L.P.			217,900	4,599,869
Williams Partners L.P.			37,400	2,045,032
Total Oil & Gas Storage & Transportation
(Cost $44,860,474)				52,710,366
Total UNITED STATES
(Cost $57,180,194)				67,086,589
Total COMMON STOCKS
(Cost $174,108,218)				193,085,455
	Interest Rate	Maturity	Principal Amount (000s)	Value
CORPORATE BONDS - 1.9%
AUSTRALIA - 1.9%
Oil & Gas Storage & Transportation - 1.9%
APT Pipelines Ltd. 1,3	8.01%	09/30/72	$2,919	$3,044,849
Total Corporate Bonds
(Cost $3,067,440)				3,044,849
Total Investments - 118.6%
(Cost $177,175,658)				196,130,304
Liabilities in Excess of Other Assets - (18.6)%				(30,700,687)
TOTAL NET ASSETS - 100.0%				$165,429,617

The following notes should be read in conjuction with the accompanying Schedule of Investments.

1 - Foreign security or a U.S. security of a foreign company.
2 - Portion or entire amount pledged as collateral for credit facility.
3 - Variable rate security - Interest rate shown in the rate in effect as of September 30, 2012.

Notes to Financial Statements (Unaudited)

Valuation of Investments: The net asset value of the Fund’s shares is computed based on the market value of the securities it holds and is determined as of the close of the regular trading day on the New York Stock Exchange. For purposes of determining the Fund’s net asset value per share, portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices, or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If there are no bid or asked prices quoted on such day, the security is valued at the most recently available price, or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Brookfield Investment Management Inc. (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board of Directors if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board of Directors determines such amount does not reflect fair value, in which case these securities will be fair valued as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Options are valued using market quotations. When market quotations are not readily available, options are valued from broker quotes. In limited circumstances when neither market quotations nor broker quotes are readily available, options are valued using a Black-Scholes model.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board of Directors. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund obtains valuations on the basis of prices provided by a pricing service approved by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors.

In addition, whenever developments occur in one or more securities markets after the close of the principal markets and before the time the Fund determines its net asset value would, if such developments had been reflected in such principal markets, likely have more than a minimal effect on the Fund’s net asset value per share, the Fund may fair value such portfolio securities based on available market information as of the time the Fund determines its net asset value.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long- term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with accounting principles generally accepted in the United States of America. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Common Stocks	Corporate Bonds	Total Investments
Level 1 - Quoted Prices	$117,266,384	$-	$117,266,384
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	75,819,071	3,044,849	78,863,920
Level 3 - Significant Unobservable Inputs	-	-	-
Total	$193,085,455	$3,044,849	$196,130,304

During the period ended September 30, 2012, the Fund did not invest in any Level 3 securities. There were transfers from Level 1 to Level 2 of $12,482,380.  The transfers were due to the securities being fair valued as a result of market movements following the close of local trading. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Option Contracts: The Fund may purchase or sell (i.e., write) options on securities, securities indices and foreign currencies which are listed on a national securities exchange or traded in the over-the-counter market to hedge the value of the Fund’s portfolio or, as a means of achieving additional return.

A call option is a contract that gives the holder of the option the right to buy from the writer, in return for a premium, the security or currency underlying the option at a specified exercise price. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security or currency upon payment of the exercise price.

A put option is a contract that gives the holder of the option the right to sell to the seller, in return for a premium, r the security or currency underlying the option at a specified exercise price. The seller of the put option has the obligation, upon exercise of the option, to buy the underlying security or currency upon exercise at the exercise price.

As of September 30 2012, the Fund did not hold any outstanding option contracts.

Credit Facility: The Fund has established a financing package that includes a Commitment Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. for investment purposes, subject to the limitations of the Investment Company Act of 1940, as amended (the “1940 Act”), for borrowings by investment management companies.  Under the Agreement, borrowings are secured by assets of the Fund that are held with the Fund’s custodian in a separate account.  The Fund is charged interest at the 3 month LIBOR (London Inter-bank Offered Rate) plus 0.70% on the amount borrowed and 0.70 % on the undrawn amount.

For the period ended September 30, 2012, the average interest rate paid under the Agreement was 1.17%.

Total line of credit available	$ 63,000,000
Line of credit outstanding at September 30, 2012	53,000,000
Line of credit amount unused at September 30, 2012	10,000,000
Average balance outstanding during the period	53,000,000
Interest expense incurred on line of credit during the period	526,325

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at September 30, 2012 was as follows: cost of investments $177,175,658.  Net unrealized appreciation was $18,954,646 (gross unrealized appreciation - $22,257,643; gross unrealized depreciation - $3,302,997).

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the Investment Company Act of1940 Act, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Global Listed Infrastructure Income Fund Inc.

By (Signature and Title)                      /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date:   November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date:   November 26, 2012

By (Signature and Title)*                    /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:   November 26, 2012

* Print the name and title of each signing officer under his or her signature.